Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 CommScope Holding Company, Inc. [Member]	Dec. 31, 2012 CommScope Holding Company, Inc. [Member]
Allowance for doubtful accounts receivable	$ 12,951	$ 12,617	$ 12,617	$ 14,555
Accumulated depreciation, Property, plant and equipment	$ 193,667	$ 183,965	$ 183,965	$ 146,044
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,300,000,000	1,300,000,000	1,300,000,000	1,300,000,000	1,300,000,000	1,300,000,000
Common stock, shares issued	186,199,035	185,861,777	185,861,777	154,879,299	185,861,777	154,879,299
Common stock, shares outstanding	186,199,035	185,861,777	185,861,777	154,879,299	185,861,777	154,879,299
Treasury stock, shares	961,566	961,566	961,566	936,300	961,566	936,300